SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Accounts receivable:
Trade and other receivables		$ 17,543				$ 20,259				$ 11,594				$ 12,833
Long-term contracts:
Billed	108,774	91,132
Unbilled	305,713	264,555
Allowance for doubtful accounts		(463)				(395)				(663)				(4,558)
Total accounts receivable	434,896	372,767
Less estimated amounts not currently due	(20,830)	(22,070)	(22,850)	(23,590)	(24,140)	(23,700)	(24,275)	(25,180)	(26,530)	(28,080)	(29,800)	(17,000)	(9,300)	(13,400)
Current accounts receivable	414,066	350,697	323,118	292,704	254,811	227,290	207,950	234,162	207,260	212,829	217,001	218,962	206,333	230,984
Inventories
Finished products														55
Work in process and inventoried costs under long-term contracts	71,885	78,796				71,855				79,529				105,460
Customer advances	(21,601)	(27,288)				(34,582)				(41,575)				(49,734)
Materials and purchased parts	708	858				1,086				2,699				1,824
Net inventories	50,992	52,366	49,622	51,398	43,341	38,359	41,230	37,387	40,538	40,653	47,083	59,382	62,164	57,605
Interim financial information
Accounts receivable:
Trade and other receivables				13,623	21,684		18,697	19,062	21,514		14,293	16,777	12,142
Long-term contracts:
Billed				87,000	86,847		89,400	101,268	82,694		117,552	98,752	76,214
Unbilled				216,341	170,960		124,818	139,685	130,248		117,914	123,786	132,543
Allowance for doubtful accounts				(670)	(540)		(690)	(673)	(666)		(2,958)	(3,353)	(5,266)
Total accounts receivable				316,294	278,951		23,225	259,342	233,790		246,801	235,962	215,633
Less estimated amounts not currently due				(23,590)	(24,140)		(24,275)	(25,180)	(26,530)		(29,800)	(17,000)	(9,300)
Current accounts receivable				292,704	254,811		207,950	234,162	207,260		217,001	218,962	206,333
Inventories
Finished products											51	714	54
Work in process and inventoried costs under long-term contracts				83,725	70,920		81,472	75,779	75,124		94,894	112,751	106,518
Customer advances				(33,378)	(28,708)		(41,359)	(40,211)	(38,059)		(51,141)	(57,695)	(49,438)
Materials and purchased parts				1,051	1,129		1,117	1,819	3,473		3,279	3,612	5,030
Net inventories				$ 51,398	$ 43,341		$ 41,230	$ 37,387	$ 40,538		$ 47,083	$ 59,382	$ 62,164